Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,825	$ 4,278
Short-term deposits	3,057	4,625
Prepaid expenses, and other current assets	1,095	986
Short-term investment	5	19
Total current assets	8,982	9,908
NON-CURRENT ASSETS:
Operating lease right of use assets	111	52
Property, plant and equipment, net	27	29
Total non-current assets	138	81
Total assets	9,120	9,989
CURRENT LIABILITIES:
Trade payables	618	427
Current maturity of operating lease liability	53	27
Deferred revenues	405	622
Other accounts payable	976	944
Total current liabilities	2,052	2,020
NON-CURRENT LIABILITIES:
Long-term operating lease liability	51	13
Deferred revenues	1,581	1,713
Total non-current liabilities	1,632	1,726
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value - Authorized: 10,000,000,000 and 5,000,000,000 shares at December 31, 2024 and 2023, respectively; Issued and outstanding: 2,983,181,793 and 1,359,837,393 shares as of December 31, 2024 and 2023, respectively.
Additional paid-in capital	170,670	163,597
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(166,361)	(158,481)
Total shareholders’ equity	5,436	6,243
Total liabilities and shareholders’ equity	$ 9,120	$ 9,989